Average Annual Total Returns{- Investor Freedom® 2030 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom® 2030 Portfolio	VIP Investor Freedom 2030 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2030 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2030 Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0203 Past 1 year	F0203 Past 5 years	F0203 Past 10 years
Total	16.82%	11.52%	9.43%	18.40%	15.22%	13.88%	14.37%	11.28%	9.58%